LEASES AND SHIP CHARTERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]	Maturity analysis of operating lease payments:
2019
US$’000

Year 1	5,241
Year 2	5,256
Year 3	2,081
Total	12,578

Disclosure of maturity analysis of finance lease payments receivable [text block]

Chartered to third parties
2018
US$’000

Within 1 year	5,183
Within 2 to 5 years	2,067
7,250

2018
US$’000

Minimum lease payments under operating leases recognised as an expense in the year	107,251

Charter of ships
Within 1 year	50,564
Within 2 to5 years	73,316
123,880
Office leases
Within 1 year	671
Within 2 to 5 years	116
787
Residential property leases
Within 1 year	338
Within 2 to 5 years	132
470

Total	125,137